Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Loss Per Share [Abstract]
Net loss attributable to the Company’s common shareholders	$ (1,695,996)	$ (3,312,215)
Weighted average shares outstanding – Basic and diluted	25,410,047	17,806,586
Loss per share – Basic and diluted	$ (0.07)	$ (0.19)